================================================================================

                                             [GRAPHIC]

                                             Smith Barney
                                             New Jersey
                                             Municipals
                                             Fund Inc.

                                             ANNUAL REPORT

                                             March 31, 1998

                                      [LOGO] Smith Barney Mutual Funds
                                             Investing for your future
                                             Every day.(SM)


================================================================================

Smith Barney
New Jersey
Municipals
Fund Inc.

                              [PHOTO]                     [PHOTO]
                              HEATH B.                    LAWRENCE T.
                              MCLENDON                    MCDERMOTT
                              Chairman                    Vice President and
                                                          Investment Officer

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney New Jersey Municipals Fund Inc. ("Fund") for the year ended March 31, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

For the year ended March 31, 1998, the Class A shares of the Fund had a total return of 10.20% outperforming its Lipper Analytical Services, Inc. peer group average total return of 9.75% for the same period. (Lipper is an independent fund-tracking organization.) Over the twelve months covered by the report, the Fund distributed income dividends totaling $0.71 per Class A share. Based on its net asset value ("NAV") of $13.44 as of March 31, 1998 for Class A shares, and the current income dividend of $0.059 per Class A share, this equates to an annualized yield of 5.27%. For a New Jersey State resident in the combined federal and state income tax bracket of 42.37%, the Fund's tax-free yield of 5.27% is equivalent to a taxable yield of 9.14%. (This figure assumes a federal income tax bracket of 36% which, according the Internal Revenue Service, constitutes 10% of all U.S. taxpayers.) We believe our emphasis on income and the Fund's defensive positioning during the reporting period contributed to its competitive performance versus its Lipper peer group.

Market and Economic Overview

Interest rates continued to decline overall during the course of the reporting period. However, the bond markets did experience volatility as investors responded to a conflicting combination of low inflation and falling unemployment. The Federal Reserve Board ("Fed") last raised the federal-funds rate by 0.25% in March 1997, but has since chosen to remain on the sidelines. (The federal-funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of the direction of interest rates.)


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   1

However, the persistent strength of the U.S. economy heightened fears among many investors that the Fed would raise short-term interest rates.

Since the end of October, one of the dominant themes in the financial markets has been the Asian financial crisis and the extent of its impact on the U.S. economy. We expect at least a modest dampening effect on economic growth in the second quarter of this year with inflation continuing to trend lower in spite of wage pressures resulting from an extremely tight labor market. Yet the ultimate effect of the Asian crisis is still unknown. In comparison to the international bond markets and in light of recent events in Asia, we think that many domestic bonds represent good value based on current market conditions.

New Jersey Economic Highlights

New Jersey's economy continues to grow, although moderately. As schools age and overall infrastructure needs rise in New Jersey (combined with lower interest rates), there has been a heavy supply of municipal bonds issued by the Garden State. However, we have identified attractive opportunities in select New Jersey health care and housing municipal bonds. Many health care companies have been extremely successful because of strategic joint ventures and mergers. Hospitals and health maintenance organizations ("HMOs") throughout New Jersey and the U.S. have become more cost-conscious and efficient. In addition, recent technological developments have enabled many hospitals to accurately monitor their own financial health and that's been generally positive for the entire industry.

Moreover, we continue to favor select New Jersey housing bonds due to their attractive dividend yield potential. While many investors fear the risks of prepayment, we think current economic conditions make these risks almost nonexistent.

Investment Strategy

The Fund's objective is to provide New Jersey investors with as high a level of income exempt from Federal and New Jersey personal income taxes as is consistent with prudent investment management and the preservation of capital. The Fund's manager is supported by an experienced credit analysis team that utilizes extensive research to identify what they believe to be undervalued issues with less risk potential.

Over the period covered by this report, the Fund continues to focus on high-quality issues and remains broadly-diversified across various sectors. As of March 31, 1998, approximately 80% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard and Poor's Ratings Services or Moody's Investors Service Inc., and about 51% of the Fund's portfolio was invested in AAA-rated bonds, the highest rating. (Standard and


--------------------------------------------------------------------------------
2                                             1998 Annual Report to Shareholders

Poor's Ratings Services and Moody's Investors Service are two major credit reporting and bond rating agencies.) The Fund's largest holdings are concentrated in hospital bonds (22.2%), general obligation bonds (11.2%), housing bonds (10.1%) and education bonds (9.9%). The Fund's average weighted maturity was 20.6 years as of March 31, 1998.

Municipal Bond Market Outlook

Municipal bond issuance in 1997 was the second largest issuance ever and helped to create a number of investment opportunities. Insurance companies were among the largest buyers, but we believe that more and more individual investors are beginning to recognize the attractive investment opportunities that tax-free municipal bonds represent. Moreover, the heavy supply of bond issues usually depresses prices, that in turn enables us to purchase longer-term bonds inexpensively and enhance the call protection and the relative performance of the funds we manage. In addition, municipalities have benefited from the economy's strength and low inflation.

Going forward, we remain positive on the prospects for the municipal bond market. We expect a moderately expanding U.S. economy with the Fed maintaining its vigilance against higher inflationary pressures. However, as previously noted, we think that inflation should remain subdued despite rising wage pressures from a tight U.S. labor market. Therefore, our outlook for municipal bonds over the next six months remains bright.

In closing, thank you for investing in the Smith Barney New Jersey Municipals Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ HEATH B. MCLENDON                   /s/ LAWRENCE T. MCDERMOTT

Heath B. McLendon                       Lawrence T. McDermott
Chairman                                Vice President and
                                        Investment Officer

April 30, 1998


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   3

===================================================================================================
Historical Performance - Class A Shares
===================================================================================================

                           Net Asset Value
                      ----------------------
                       Beginning       End       Income     Capital Gain      Return       Total
Year Ended              of Year      of Year    Dividends   Distributions   of Capital   Returns(1)
===================================================================================================
3/31/98               $   12.92    $   13.44    $   0.71    $   0.06        $   0.00       10.20%
---------------------------------------------------------------------------------------------------
3/31/97                   12.88        12.92        0.68        0.00            0.00        5.74
---------------------------------------------------------------------------------------------------
3/31/96                   12.62        12.88        0.70        0.00            0.00        7.77
---------------------------------------------------------------------------------------------------
3/31/95                   12.55        12.62        0.70        0.00            0.00        6.37
---------------------------------------------------------------------------------------------------
3/31/94                   13.16        12.55        0.70        0.15            0.00        1.66
---------------------------------------------------------------------------------------------------
3/31/93                   12.44        13.16        0.75        0.14            0.01       13.49
---------------------------------------------------------------------------------------------------
3/31/92                   12.17        12.44        0.77        0.13            0.04       10.22
---------------------------------------------------------------------------------------------------
3/31/91                   11.92        12.17        0.83        0.05            0.01        9.89
---------------------------------------------------------------------------------------------------
3/31/90                   11.67        11.92        0.82        0.03            0.00        9.62
---------------------------------------------------------------------------------------------------
Inception* - 3/31/89      11.40        11.67        0.82        0.01            0.00        9.84+
===================================================================================================
Total                                           $   7.48    $   0.57        $   0.06
===================================================================================================

===================================================================================================
Historical Performance - Class B Shares
===================================================================================================

                           Net Asset Value
                      ----------------------
                       Beginning       End       Income     Capital Gain      Return       Total
Year Ended              of Year      of Year    Dividends   Distributions   of Capital   Returns(1)
===================================================================================================
3/31/98               $   12.92    $   13.44    $   0.64    $   0.06        $   0.00        9.66%
---------------------------------------------------------------------------------------------------
3/31/97                   12.88        12.92        0.62        0.00            0.00        5.23
---------------------------------------------------------------------------------------------------
3/31/96                   12.62        12.88        0.63        0.00            0.00        7.20
---------------------------------------------------------------------------------------------------
3/31/95                   12.55        12.62        0.62        0.00            0.00        5.76
---------------------------------------------------------------------------------------------------
3/31/94                   13.16        12.55        0.63        0.15            0.00        1.15
---------------------------------------------------------------------------------------------------
Inception* - 3/31/93      12.75        13.16        0.27        0.14            0.01        6.60+
===================================================================================================
Total                                           $   3.41    $   0.35        $   0.01
===================================================================================================


===================================================================================================
Historical Performance - Class C Shares
===================================================================================================
                           Net Asset Value
                      ----------------------
                       Beginning       End       Income     Capital Gain      Return       Total
Year Ended              of Year      of Year    Dividends   Distributions   of Capital   Returns(1)
===================================================================================================
3/31/98               $   12.92    $   13.43    $   0.63    $   0.06        $   0.00       9.50%
---------------------------------------------------------------------------------------------------
3/31/97                   12.88        12.92        0.61        0.00            0.00       5.17
---------------------------------------------------------------------------------------------------
3/31/96                   12.62        12.88        0.63        0.00            0.00       7.17
---------------------------------------------------------------------------------------------------
Inception* - 3/31/95      11.86        12.62        0.18        0.00            0.00       8.01+
===================================================================================================
Total                                           $   2.05    $   0.06        $   0.00
===================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
4                                             1998 Annual Report to Shareholders

================================================================================
Average Annual Total Return
================================================================================

                                                     Without Sales Charge(1)
                                                   -----------------------------
                                                   Class A   Class B    Class C
================================================================================
Year Ended 3/31/98                                  10.20%    9.66%      9.50
--------------------------------------------------------------------------------
Five Years Ended 3/31/98                             6.31     5.76        N/A
--------------------------------------------------------------------------------
Inception* through 3/31/98                           8.48     6.58       9.11
================================================================================

                                                       With Sales Charge(2)
                                                   -----------------------------
                                                   Class A   Class B    Class C
================================================================================
Year Ended 3/31/98                                  5.77%     5.16%      8.50
--------------------------------------------------------------------------------
Five Years Ended 3/31/98                            5.44      5.60        N/A
--------------------------------------------------------------------------------
Inception* through 3/31/98                          8.03      6.58       9.11
================================================================================

================================================================================
Cumulative Total Return
================================================================================

                                                     Without Sales Charge(1)
                                                   -----------------------------
Class A (Inception* through 3/31/98)                           124.71%
================================================================================
Class B (Inception* through 3/31/98)                            41.08
--------------------------------------------------------------------------------
Class C (Inception* through 3/31/98)                            33.31
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B and C shares are April 22, 1988, November 6, 1992 and December 13, 1994, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   5

================================================================================
Historical Performance (unaudited)
================================================================================

               Growth of $10,000 Invested in Class A Shares of the
                  Smith Barney New Jersey Municipals Fund Inc.
                    vs. Lehman Brothers Municipal Bond Index+

--------------------------------------------------------------------------------
                            April 1988 -- March 1998

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATTER]


                              Smith Barney New Jersey       Lehman Brothers
                                Municipals Fund Inc.     Municipal Bond Index
                              -----------------------    --------------------

4/22/88                            9596                         10000
3/89                              10540                         10641
3/90                              11554                         11763
3/91                              12696                         12847
3/92                              13992                         14131
3/93                              15879                         15900
3/94                              16143                         16269
3/95                              17171                         17479
3/96                              18505                         18945
3/97                              19568                         19975
3/31/98                           21563                         22116

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on April 22, 1988, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through March 31, 1998. The Lehman Brothers Municipal Bond Index is a broad-based, total return index comprised of investment grade, fixed rate municipal bonds selected from issues larger than $50 million dated since January 1991. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
6                                             1998 Annual Report to Shareholders

================================================================================
Portfolio Highlights (unaudited)                                  March 31, 1998
================================================================================

   [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATTER]

Portfolio Breakdown


Transportation                                9.8%
Housing                                      10.1%
Pollution Control                             6.7%
Industrial development                        7.9%
Education                                     9.9%
General Obligation                           11.2%
Hospital                                     22.2%
Utilities                                     7.0%
Other                                        15.2%





Summary of Investments by Combined Ratings

                                     Standard &                Percentage of
  Moody's           and/or             Poor's                Total Investments
--------------------------------------------------------------------------------
   Aaa                                  AAA                           51.1%
   Aa                                   AA                            11.6
    A                                    A                             3.6
   Baa                                  BBB                           13.5
   Ba                                   BB                             4.4
    B                                    B                             0.8
 VMIG 1                                 A-1                            0.9
   NR                                   NR                            14.1
                                                                     -----
                                                                     100.0%
                                                                     =====



--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                   7

==============================================================================================
Schedule of Investments                                                         March 31, 1998
==============================================================================================
   FACE
  AMOUNT    RATING                      SECURITY                                        VALUE
==============================================================================================
Education -- 9.9%
$  750,000  AAA       Hamilton Township Board of Education, FSA-Insured,
                         7.000% due 12/15/15                                       $   816,563
   500,000  AAA       Jersey City, (Hudson County), Fiscal Year Adjustment
                         Bonds, Series 1991 B, FSA-Insured, 8.400% due 5/15/06         632,500
   650,000  AAA       Lakewood Township School District, AMBAC-Insured,
                         Bank Qualified, Series 92, 6.250% due 2/15/11                 742,625
                      New Jersey EDR:
 1,000,000  AAA          Educational Testing Service, MBIA-Insured,
                           Series E, 6.000% due 5/15/25                              1,086,250
   600,000  Aa3*         Princeton Montessori Society, LOC Banque National
                           De Paris, Series S, 6.500% due 6/1/12                       638,250
                      New Jersey State Educational Facilities,
                         Financing Authority Revenue:
 1,000,000  NR             Caldwell College, Series A, 7.250% due 7/1/25             1,083,750
 2,700,000  NR             Fairleigh Dickinson University, Series C,
                             6.625% due 7/1/23                                       2,801,250
 3,000,000  AAA            Princeton Theological, Series A, 5.000% due 7/1/22        2,996,250
 4,365,000  AAA            Richard Stockton College, AMBAC-Insured,
                             Series F, 5.400% due 7/1/21                             4,463,212
 2,500,000  AAA       New Jersey State Higher Educational Assistance
                         Authority, Student Loan Revenue, New Jersey
                         Class Loan Program, Series A, MBIA-Insured,
                         5.800% due 6/1/16(a)                                        2,637,500
                      Rutgers State University:
   600,000  AA           Refunding, Series 92A, 6.400% due 5/1/13                      702,750
                         Series U:
 1,810,000  AA             5.000% due 5/1/20                                         1,780,587
 1,905,000  AA             5.000% due 5/1/21                                         1,871,662
 1,000,000  Baa1*     Shrewsbury Board of Education, COP, 6.600% due 8/15/15         1,083,750
----------------------------------------------------------------------------------------------
                                                                                    23,336,899
----------------------------------------------------------------------------------------------
General Obligations -- 11.2%
 2,500,000  AAA       Atlantic County COP, Public Facilities Lease Agreements,
                         FGIC-Insured, 7.400% due 3/1/09(b)                          3,109,375
 1,340,000  AAA       Bayonne GO, FGIC-Insured, 6.125% due 5/1/14                    1,438,825
   665,000  AAA       Belvedere GO, AMBAC-Insured, 7.300% due 12/1/14                  710,719
   200,000  AAA       Hudson County GO, FGIC-Insured, 6.550% due 7/1/10                235,250
 1,000,000  AAA       Lumberton Township School District COP, MBIA-Insured,
                         6.100% due 10/1/13                                          1,063,750
 1,550,000  Aaa*      Middle Township GO, MBIA-Insured, 5.000% due 12/15/25          1,522,875
                      Morris Township GO:
   550,000  AA           6.550% due 7/1/09                                             651,063
   550,000  AA           6.550% due 7/1/10                                             652,438
   500,000  AA           6.550% due 7/1/11                                             594,375
 2,500,000  A+        New Jersey State COP, Equipment Leasing Revenue,
                         Series A, 6.400% due 4/1/05                                 2,706,250

                       See Notes to Financial Statements.

----------------------------------------------------------------------------------------------
8                                                           1998 Annual Report to Shareholders

==============================================================================================
Schedule of Investments (continued)                                             March 31, 1998
==============================================================================================
   FACE
  AMOUNT    RATING                      SECURITY                                     VALUE
==============================================================================================
General Obligations -- 11.2% (continued)
$2,500,000  AA+       New Jersey State GO, Series D,  8.000% due 2/15/07           $ 3,143,750
 1,500,000  AAA       North Bergen Township Capital Appreciation, FSA-Insured,
                         8.000% due 8/15/07                                          1,897,500
                      Parsippany-Troy Hills Township GO, MBIA-Insured:
   550,000  AAA          5.000% due 12/1/16                                            540,375
   565,000  AAA          5.000% due 12/1/17                                            554,406
                      Puerto Rico Commonwealth GO Unlimited:
   495,000  A            8.000% due 7/1/08                                             509,484
 2,430,000  A            Public Improvement, 5.000% due 7/1/26 2,347,987 Randolph
                      Township School District, GO, FGIC-Insured:
 1,000,000  AAA          5.000% due 8/1/17                                             981,250
 1,000,000  AAA          5.000% due 8/1/18                                             977,500
   500,000  AAA       South Amboy GO Unlimited, MBIA-Insured,
                         6.375% due 12/1/10                                            545,000
   854,000  AAA       Weehawken Township GO, FSA-Insured, 6.350% due 7/1/07            919,117
                      West Windsor/Plainsboro GO, Regional School
                      District:
   180,000  AA           6.750% due 4/1/06                                             208,575
   490,000  AA           6.750% due 4/1/07                                             572,687
   435,000  AA           6.800% due 4/1/08                                             516,562
   170,000  AA           6.800% due 4/1/09                                             203,362
----------------------------------------------------------------------------------------------
                                                                                    26,602,475
----------------------------------------------------------------------------------------------
Hospital -- 22.2%
                      Camden County Improvement Authority Revenue:
 3,775,000  Baa2*        Health Care Redevelopment Project, (Cooper Health),
                           5.875% due 2/15/15                                        3,907,125
                         Health Systems, Catholic Health East,
                           Series B, AMBAC-Insured:
 1,000,000  AAA              5.000% due 11/15/18                                       980,000
   750,000  AAA              5.000% due 11/15/28                                       725,625
 2,500,000  AAA       New Jersey EDA, Nursing Home Revenue, RWJ Health
                         Care Corp., FSA-Insured, 6.500% due 7/1/24                  2,750,000
                      New Jersey Health Care Facilities Financing Authority Revenue:
                         Bayonne Hospital Obligation Group, FSA-Insured:
 1,300,000  Aaa*           4.750% due 7/1/18                                         1,235,000
 2,250,000  Aaa*           4.750% due 7/1/27                                         2,098,125
                         Burdett Tomlin Memorial Hospital, Series D, FGIC-Insured:
 1,400,000  AAA            6.500% due 7/1/12                                         1,508,500
   850,000  AAA            6.500% due 7/1/21                                           912,688
                         Cathedral Health Services Inc., MBIA/FHA-Insured:
 1,985,000  AA             7.250% due 2/15/21                                        2,185,981
 2,500,000  AAA            5.250% due 8/1/21                                         2,493,750
                         Columbus Hospital, Series A:
   750,000  Baa3*          7.200% due 7/1/01                                           773,438
 1,000,000  Baa3*          7.500% due 7/1/21                                         1,078,750
 2,300,000  Baa2*        Deborah Heart & Lung Center, 6.300% due 7/1/23              2,446,625

                       See Notes to Financial Statements.

----------------------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Funds Inc.                                                9

==============================================================================================
Schedule of Investments (continued)                                             March 31, 1998
==============================================================================================
   FACE
  AMOUNT    RATING                      SECURITY                                      VALUE
==============================================================================================
Hospital -- 22.2% (continued)
$  750,000  BBB+         East Orange General Hospital, Series B,
                           7.750% due 7/1/20                                       $   803,437
 4,500,000  AAA          Irvington General Hospital, FHA-Insured,
                           6.375% due 8/1/15                                         4,950,000
 1,125,000  AAA          J.F.K. Health System, Obligated Group, FGIC-Insured,
                           6.700%  due 7/1/21                                        1,213,594
   260,000  A1*          Kennedy Memorial University Medical Center, Series D,
                           7.875% due 7/1/09                                           267,800
   120,000  BBB-         Kimball Medical Center, Series C, 8.000% due 7/1/98           121,272
   825,000  AAA          Medical Center of Ocean County, Series C, FSA-Insured,
                           6.750% due 7/1/20                                           891,000
   825,000  AAA          Muhlenberg Regional Medical Center, Series A,
                           AMBAC-Insured, 8.000% due 7/1/18                            849,998
 2,750,000  AAA          Newark Beth Israel Medical Center, FSA-Insured,
                           6.000% due 7/1/24                                         2,949,375
   445,000  Ba3*         Newcomb Medical Center, Series A, 7.875% due 7/1/03           475,038
 1,000,000  BBB+         Pascack Valley Hospital, Series 91, 6.700% due 7/1/11       1,047,500
 2,500,000  NR           Raritan Bay Medical Center, 7.250% due 7/1/27               2,746,875
1,150,000   AAA          Somerset Medical Center, Series A, FGIC-Insured,
                           5.200% due 7/1/24                                         1,150,000
                         Southern Ocean County Hospital:
 2,000,000  Baa1*          6.250% due 7/1/23                                         2,140,000
 3,000,000  AAA            FSA-Insured, 5.000% due 7/1/27                            2,910,000
 2,000,000  BBB          St. Elizabeth's Hospital, 6.000% due 7/1/14                 2,110,000
 2,750,000  Baa1*        St. Mary Hospital, 5.875% due 7/1/12                        2,829,063
   665,000  AAA          Wayne General Hospital, Series B, FHA-Insured,
                           5.750% due 8/1/11                                           701,575
 1,500,000  AAA       University Medicine & Dentistry, Series A, MBIA-Insured,
                         5.000% due 9/1/22                                           1,456,875
----------------------------------------------------------------------------------------------
                                                                                    52,709,009
----------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.6%
   650,000  BBB+      Essex County Improvement Authority, Lease Revenue
                         Bonds, 6.600% due 4/1/14                                      696,313
 1,500,000  AAA       Newark Housing Financing Corp., Mortgage Revenue,
                         Refunding, Manor Apartments, Series A, FHA-Insured,
                         7.500% due 2/15/24                                          1,655,625
                      New Jersey State Housing & Mortgage Finance Agency,
                         Multi-Family Housing Revenue:
 2,550,000  AAA            Presidential Plaza, Series 1, FHA-Insured,
                             7.000% due 5/1/30(b)                                    2,766,750
 1,000,000  AA             Regency Park Project, GNMA-Collateralized,
                             Series H, 7.700% due 11/1/30                            1,036,800
----------------------------------------------------------------------------------------------
                                                                                     6,155,488
----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

----------------------------------------------------------------------------------------------
10                                                          1998 Annual Report to Shareholders

==============================================================================================
Schedule of Investments (continued)                                             March 31, 1998
==============================================================================================
   FACE
  AMOUNT    RATING                      SECURITY                                     VALUE
==============================================================================================
Housing: Single-Family -- 7.5%
                      New Jersey EDA Revenue, First Mortgage:
                         Franciscan Oaks Project:
$  250,000  NR             5.600% due 10/1/12                                      $   251,250
   850,000  NR             5.700% due 10/1/17                                          857,437
                         Keswick Pines:
 2,885,000  NR             5.700% due 1/1/18                                         2,888,606
 2,300,000  NR             5.750% due 1/1/24                                         2,302,875
                      New Jersey State Housing & Mortgage Finance Agency
                         Revenue, MBIA-Insured:
 5,300,000  AAA            Home Buyer, Series U, 5.850% due 4/1/29(a)                5,518,625
   315,000  AAA            Home Mortgage, Series C, 8.000% due 4/1/12                  327,433
 1,940,000  AAA            Series R, 5.750% due 4/1/17(b)                            2,061,250
 2,440,000  AAA            Series S, 5.950% due 10/1/17(a)(b)                        2,592,500
 1,000,000  AAA       Virgin Islands HFA, Single-Family Mortgage,
                         GNMA-Collateralized, 6.500% due 3/1/25(a)                   1,065,000
----------------------------------------------------------------------------------------------
                                                                                    17,864,976
----------------------------------------------------------------------------------------------
Industrial Development -- 7.9%
                      New Jersey EDA, EDR:
   970,000  Aa3*         Economic Growth Bonds, LOC Banque National De Paris,
                           6.550% due 12/1/07(a)                                     1,035,475
 1,500,000  BB+          Electric Revenue, Vineland Cogeneration LP,
                           7.875% due 6/1/19(a)                                      1,663,125
 1,000,000  AAA          Miscellaneous Revenue, State Contract, FSA-Insured,
                           6.000 due 3/15/21                                         1,061,250
 1,000,000  A+           Nursing Home Revenue, Morris Hall-St. Lawrence,
                           6.250% due 4/1/25                                         1,062,500
 1,495,000  BBB+         Preston Trucking Company, 6.500% due 9/1/14                 1,618,338
 1,040,000  Aaa*         Series L, 7.100% due 12/1/11(a)                             1,125,800
 1,500,000  BBB+         Terminal Revenue, GATX Terminal Corp., Series 1994,
                           7.300% due 9/1/19                                         1,719,375
 1,000,000  NR           Trane Division, 1990 Project, 9.500% due 9/1/00             1,091,250
 1,500,000  NR           Zirbser-Greenbriar, 7.375% due 7/15/03                      1,618,125
 1,000,000  AAA       New Jersey EDA, Natural Gas Facilities Revenue, NUI Corp.,
                         Series A, AMBAC-Insured, 6.350% due 10/1/22                 1,087,500
                      New Jersey EDA Revenue Refunding, Harrogate Inc.,
                         Series A:
 2,000,000  BBB            5.750% due 12/1/16                                        2,055,000
 1,500,000  BBB            5.875% due 12/1/26                                        1,543,125
 2,000,000  Ba2*      New Jersey EDA, Special Facility Revenue, (Continental
                         Airlines Inc. Project) 5.500% due 4/1/28(a)                 1,997,500
----------------------------------------------------------------------------------------------
                                                                                    18,678,363
----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

----------------------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Funds Inc.                                               11

==============================================================================================
Schedule of Investments (continued)                                             March 31, 1998
==============================================================================================
   FACE
  AMOUNT    RATING                      SECURITY                                      VALUE
==============================================================================================
Life Care -- 0.8%
----------------------------------------------------------------------------------------------
$1,000,000  Aaa*      New Jersey EDA, EDR, Eagle Rock Convalescent, Inc.,
                         GNMA-Collateralized, 7.375% due 12/20/06                  $ 1,096,250
   775,000  AAA       New Jersey Health Care Facilities Financing Authority
                         Revenue, Spectrum for the Living, FHA-Insured,
                         6.500% due 2/1/22                                             835,063
----------------------------------------------------------------------------------------------
                                                                                     1,931,313
----------------------------------------------------------------------------------------------
Miscellaneous -- 5.2%
   615,000  A-        Atlantic City COP, Series 1991 (Public Facilities Lease
                         Agreements Atlantic City Project), 8.875% due 1/15/13         852,544
   240,000  A+        The Hudson County Improvement Authority, (Essential
                         Purpose Pooled Governmental Loan Project),
                         Series 1986, 7.600% due 8/1/25                                260,700
 1,015,000  AAA       Mercer County Improvement Authority Revenue,
                         Youth Center, Series A, FGIC-Insured,
                         5.000% due 2/15/18                                            994,700
 1,000,000  AAA       New Brunswick Parking Authority Revenue, City
                         Guaranteed Parking, Series A, FGIC-Insured,
                         6.500% due 9/1/19                                           1,086,250
                      New Jersey EDA:
   480,000  NR           EDR, National Association of Accountants,
                           7.650% due 7/1/09                                           514,800
 2,000,000  BBB-         First Mortgage, Fellowship Village, Series A,
                           5.500% due 1/1/18                                         2,002,500
 1,865,000  NR           Industrial Revenue, State Plaza Park and Ride LP,
                           6.625% due 7/1/03(a)                                      1,965,244
 1,000,000  NR           Waste Paper Recycling Revenue, (Marcal Paper Project),
                           8.500% due 2/1/10(a)                                      1,187,500
 3,000,000  NR        New Jersey Sports and Expo Authority, Monmouth Park,
                         Refunding, Series A, 8.000% due 1/1/25                      3,405,000
----------------------------------------------------------------------------------------------
                                                                                    12,269,238
----------------------------------------------------------------------------------------------
Pollution Control -- 6.7%
 1,950,000  B1*       Atlantic County Utilities Authority, Solid Waste Revenue,
                         7.125% due 3/1/16                                           1,989,000
                      Middlesex County Pollution Control Authority Financing
                         Revenue, Amerada Hess Corp.:
 1,000,000  NR             7.875% due 6/1/22                                         1,172,500
 2,000,000  NR             6.875% due 12/1/22(b)                                     2,170,000
                      New Jersey EDA:
 5,500,000  AAA          PSE&G Corp., MBIA-Insured, 6.400% due 5/1/32(a)             5,926,250
 2,245,000  NR           Sewer Facility, Atlantic City Sewer Co.,
                           7.250% due 12/1/11(a)                                     2,472,306
 1,000,000  AAA       Salem County Industrial Pollution Control Finance
                         Authority, (PSE&G Project C), MBIA-Insured,
                         6.200% due 8/1/30                                           1,081,250

                       See Notes to Financial Statements.

----------------------------------------------------------------------------------------------
12                                                          1998 Annual Report to Shareholders

==============================================================================================
Schedule of Investments (continued)                                             March 31, 1998
==============================================================================================
   FACE
  AMOUNT    RATING                      SECURITY                                      VALUE
==============================================================================================
Pollution Control -- 6.7% (continued)
$1,000,000  AA-       Salem County Pollution Control Financing Authority,
                         Waste Disposal Revenue, E.I. du Pont De
                         Nemours & Co., 6.125% due 7/15/22(a)                      $ 1,060,000
----------------------------------------------------------------------------------------------
                                                                                    15,871,306
----------------------------------------------------------------------------------------------
Solid Waste -- 4.3%
 2,500,000  Aa2*      Mercer County, Improvement Authority, County Guaranteed
                         Solid Waste Revenue, 5.750% due 9/15/16                     2,662,500
 1,250,000  Aa2*      New Jersey EDA, Solid Waste Revenue,
                         Garden State Paper Co., 7.125% due 4/1/22(a)                1,317,187
                      Union County Utility Authority, Solid Waste Revenue,
                         Series A:
 5,130,000  BB             7.150% due 6/15/09(a)                                     5,142,825
 1,035,000  BB             7.200% due 6/15/14(a)                                     1,035,000
----------------------------------------------------------------------------------------------
                                                                                    10,157,512
----------------------------------------------------------------------------------------------
Transportation -- 9.8%
   385,000  A1*       Cape May Bridge Commission, Guaranteed Revenue Bonds,
                         6.700% due 6/1/02                                             386,644
   500,000  AAA       Delaware River Port Authority, PA & NJ Delaware
                         River Bridges, Revenue Refunding, AMBAC-Insured,
                         7.375% due 1/1/07                                             521,690
   800,000  Baa1*     Essex County Improvement Authority Airport Project Revenue,
                         Series 92, 6.800% due 11/1/21(a)                              848,000
 1,000,000  Baa2*     New Jersey EDA Revenue, (American Airlines Inc. Project),
                         7.100% due 11/1/31(a)                                       1,095,000
 4,000,000  AAA       New Jersey State Transportation Toll Road Fund,
                         Transportation System, Series A, FSA-Insured,
                         5.000% due 6/15/18                                          3,940,000
                      Port Authority of New York & New Jersey:
 1,500,000  AA-          67th Series, 6.875% due 1/1/25                              1,578,750
 2,500,000  AA-          111th Series, 5.000% due 10/1/22                            2,434,375
                         Special Obligation Revenue:
 3,500,000  NR             5th Installment, 6.750% due 10/1/19(a)                    3,902,500
 2,000,000  AAA            96th Series, FGIC-Insured, 6.600% due 10/1/23(a)          2,215,000
 2,200,000  A-1+           Versatile Structure Obligation, Series 2,
                             3.700% due 5/1/19(c)                                    2,200,000
10,000,000  AAA       Puerto Rico Commonwealth Highway & Transportation
                         Authority, Transportation Revenue, Series A, AMBAC-
                         Insured, zero coupon bond to yield 4.982% due 7/1/16        3,987,500
----------------------------------------------------------------------------------------------
                                                                                    23,109,459
----------------------------------------------------------------------------------------------
Utilities -- 7.0%
   700,000  Baa1*     Beachwood Sewer Authority Revenue, Junior Lien,
                         6.500% due 12/1/12                                            754,250
 1,000,000  AAA       Bordentown Sewerage Authority Revenue, Series C,
                         MBIA-Insured, 6.900% due 12/1/16                            1,078,750


                       See Notes to Financial Statements.

----------------------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Funds Inc.                                               13

==============================================================================================
Schedule of Investments (continued)                                             March 31, 1998
==============================================================================================
   FACE
  AMOUNT    RATING                      SECURITY                                      VALUE
==============================================================================================
Utilities -- 7.0% (continued)
                      Camden County Municipal Utilities Authority, Sewer
                         Revenue, FGIC-Insured:
$1,500,000  AAA            5.250% due 7/15/16                                      $ 1,520,625
 1,000,000  AAA            5.250% due 7/15/17                                        1,011,250
 2,500,000  AAA       Hamilton Township, Atlantic County Municipal
                         Utilities Authority, FGIC-Insured, 5.000% due 8/15/17       2,468,750
 1,385,000  AAA       Kearny Municipal Utilities Authority Revenue,
                         FGIC-Insured, 7.300% due 11/15/18                           1,828,200
 1,000,000  AAA       Middlesex County Utilities Authority, Sewer
                         Revenue, Series A, MBIA-Insured, 6.250% due 8/15/10         1,153,750
 1,000,000            AAA New Jersey EDA, Natural Gas Facilities Revenue,
                         Series A, AMBAC-Insured, 6.250% due 8/1/24                  1,081,250
   750,000  AAA       Old Bridge Township Municipal Utilities Authority
                         Revenue, FGIC-Insured, 6.400% due 11/1/09                     825,000
 1,250,000  BBB+      Puerto Rico Electric Power Authority, Power Revenue,
                         Series DD, 5.000% due 7/1/28                                1,195,312
 2,500,000  AA        Somerset/Raritan Valley Sewer Authority Revenue,
                         6.750% due 7/1/10                                           2,671,875
 1,000,000  AAA       Southeast Morris County Municipal Utilities Authority,
                         Water Revenue, Series A, FGIC-Insured,
                         6.500% due 1/1/11                                           1,073,750
----------------------------------------------------------------------------------------------
                                                                                    16,662,762
----------------------------------------------------------------------------------------------
Water & Sewer -- 4.9%
 3,840,000  Aaa*      Lacey Municipal Utilities Authority, Water Revenue,
                         MBIA-Insured, 5.200% due 12/1/24                            3,878,400
                      New Jersey EDA:
 1,610,000  AAA          Middlesex County Water Revenue, MBIA-Insured,
                           5.250% due 2/1/29(a)                                      1,622,075
                         Water Facilities Revenue, (American Water Co.
                           Inc. Project), FGIC-Insured:
 1,000,000  NR               Series 1991, 7.400% due 11/1/01(a)                      1,072,500
 4,000,000  AAA              Series B, 5.375% due 5/1/32(a)                          4,030,000
 1,000,000  Aaa*      Wanaque Valley Regional Sewer Authority, FGIC-Insured,
                         5.000% due 9/1/22                                             980,000
----------------------------------------------------------------------------------------------
                                                                                    11,582,975
----------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost-- $223,308,553**)                                     $236,931,775
==============================================================================================
(a)  Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(b)  Security segregated by Custodian for open purchase commitment.
(c)  Variable rate obligation payable at par on demand on no more than seven days notice.
**   Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 15 and 16 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

----------------------------------------------------------------------------------------------
14                                                          1998 Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

All ratings are by Standard & Poor's Rating Services ("Standard & Poor's"), except that those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA  -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
        Capacity to pay interest and repay principal is extremely strong.

AA   -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A    -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB   -- Bonds rated "BB"have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa   -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A    -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba   -- Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B    -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR   -- Indicates that the bond is not rated by either Standard & Poor's or
        Moody's.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  15

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================
SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------
ABAG   -- Association of Bay Area Governments
AIG    -- American International Guaranty
AMBAC  -- American Municipal Bond Assurance Corporation
BIG    -- Bond Investors Guaranty
CGIC   -- Capital Guaranty Insurance Company
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
EDR    -- Economic Development Revenue
FAIRS  -- Floating Adjustable Interest Rate Securities
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financing Security Assurance
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation Bonds
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PCR    -- Pollution Control Revenue
RIBS   -- Residual Interest Bonds
VA     -- Veterans Administration
VRDD   -- Variable Rate Daily Demand
VRWE   -- Variable Rate Wednesday Demand



--------------------------------------------------------------------------------
16                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                               March 31, 1998
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost -- $223,308,553)                     $236,931,775
   Cash                                                                   85,721
   Interest receivable                                                 3,706,137
   Receivable for Fund shares sold                                       478,986
   Receivable for securities sold                                         15,000
--------------------------------------------------------------------------------
   Total Assets                                                      241,217,619
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                   10,670,849
   Payable for Fund shares purchased                                      70,176
   Investment advisory fees payable                                       62,170
   Administration fees payable                                            41,447
   Distribution fees payable                                             22,505
   Accrued expenses                                                       49,481
--------------------------------------------------------------------------------
   Total Liabilities                                                  10,916,628
--------------------------------------------------------------------------------
Total Net Assets                                                    $230,300,991
================================================================================
NET ASSETS:
   Par value of capital shares                                      $     17,132
   Capital paid in excess of par value                               215,169,797
   Undistributed net investment income                                    34,699
   Accumulated net realized gains from security transactions           1,456,141
   Net unrealized appreciation of investments                         13,623,222
--------------------------------------------------------------------------------
Total Net Assets                                                    $230,300,991
================================================================================
Shares Outstanding:
   Class A                                                            11,779,592
   -----------------------------------------------------------------------------
   Class B                                                             4,894,325
   -----------------------------------------------------------------------------
   Class C                                                               458,269
   -----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                         $13.44
   -----------------------------------------------------------------------------
   Class B*                                                               $13.44
   -----------------------------------------------------------------------------
   Class C**                                                              $13.43
   -----------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 4.17% of net asset value per share)              $14.00
================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 4).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  17

================================================================================
Statement of Operations                        For the Year Ended March 31, 1998
================================================================================
INVESTMENT INCOME:
   Interest                                                         $ 13,253,554
--------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 4)                                            682,245
   Investment advisory fees (Note 4)                                     665,651
   Administration fees (Note 4)                                          443,768
   Shareholder and system servicing fees                                  81,672
   Audit and legal                                                        40,980
   Shareholder communications                                             37,903
   Pricing service fees                                                   19,399
   Registration fees                                                      20,001
   Directors' fees                                                        15,502
   Custody                                                                11,554
   Other                                                                   7,500
--------------------------------------------------------------------------------
   Total Expenses                                                      2,026,175
--------------------------------------------------------------------------------
Net Investment Income                                                 11,227,379
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 5):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                             120,436,964
     Cost of securities sold                                         117,342,063
--------------------------------------------------------------------------------
   Net Realized Gain                                                   3,094,901
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                                 6,851,702
     End of year                                                      13,623,222
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                             6,771,520
--------------------------------------------------------------------------------
Net Gain on Investments                                                9,866,421
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 21,093,800
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                            1998 Annual Report to Shareholders

====================================================================================
Statement of Changes in Net Assets                     For the Years Ended March 31,
====================================================================================
                                                           1998              1997
====================================================================================
OPERATIONS:
   Net investment income                              $  11,227,379    $  11,461,123
   Net realized gain                                      3,094,901        1,773,629
   Increase (decrease) in net unrealized appreciation     6,771,520      (1,544,152)
------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                21,093,800       11,690,600
------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS
FROM (NOTE 3):
   Net investment income                                (11,457,998)     (11,120,528)
   Net realized gain                                     (1,015,534)            --
------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                      (12,473,532)     (11,120,528)
------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                      26,651,401       18,876,611
   Net asset value of shares issued for
     reinvestment of dividends                            7,471,348        6,665,371
   Cost of shares reacquired                            (27,799,598)     (31,528,120)
------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                              6,323,151       (5,986,138)
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                        14,943,419       (5,416,066)

NET ASSETS:
   Beginning of year                                    215,357,572      220,773,638
------------------------------------------------------------------------------------
   End of year*                                       $ 230,300,991    $ 215,357,572
====================================================================================
* Includes undistributed net investment income of:    $      34,699    $     265,318
====================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  19

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Smith Barney New Jersey Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amotized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within New Jersey, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting New Jersey.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.


--------------------------------------------------------------------------------
20                                            1998 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration
   Agreement and Other Transactions

Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly.

MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares. For the year ended March 31, 1998, SB received sales charges of approximately $236,000 on sales of the Fund's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended March 31, 1998, CDSCs paid to SB were approximately:

                                                         Class B       Class C
================================================================================
CDSCs                                                    $97,000        $2,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets for each class, respectively. For the year ended March 31, 1998, total Distribution Plan fees incurred were:

                                           Class A       Class B       Class C
================================================================================
Distribution Plan Fees                     $228,814     $415,461       $37,970
================================================================================

All officers and one Director of the Fund are employees of SB.


--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals                                            21

================================================================================
Notes to Financial Statements (continued)
================================================================================

5. Investments

During the year ended March 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $128,984,207
--------------------------------------------------------------------------------
Sales                                                               120,436,964
================================================================================

At March 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $13,917,504
Gross unrealized depreciation                                          (294,282)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $13,623,222
================================================================================

6. Capital Shares

At March 31, 1998, the Fund had 100 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At March 31, 1998, total paid-in capital amounted to the following for each class:

                                             Class A      Class B      Class C
================================================================================
Total Paid-in Capital                     $144,457,725  $64,684,485  $6,044,719
================================================================================




--------------------------------------------------------------------------------
22                                            1998 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

Transactions in shares of each class were as follows:

                                         Year Ended                       Year Ended
                                       March 31, 1998                   March 31, 1997
                                  --------------------------       -------------------------
                                     Shares        Amount           Shares          Amount
============================================================================================
Class A
Shares sold                        1,254,490    $ 16,808,489         754,734    $  9,803,565
Shares issued on reinvestment        382,956       5,097,645         351,876       4,551,202
Shares redeemed                   (1,331,406)    (17,702,432)     (1,561,652)    (20,175,651)
--------------------------------------------------------------------------------------------
Net Increase (Decrease)              306,040    $  4,203,702        (455,042)   $ (5,820,884)
============================================================================================
Class B
Shares sold                          609,600    $  8,121,587         591,988    $  7,667,049
Shares issued on reinvestment        163,158       2,170,492         151,661       1,961,786
Shares redeemed                     (696,778)     (9,268,625)       (835,657)    (10,832,102)
--------------------------------------------------------------------------------------------
Net Increase (Decrease)               75,980    $  1,023,454         (92,008)   $ (1,203,267)
============================================================================================
Class C
Shares sold                          128,843    $  1,721,325         108,779    $  1,405,997
Shares issued on reinvestment         15,280         203,211          11,777         152,383
Shares redeemed                      (62,246)       (828,541)        (40,098)       (520,367)
--------------------------------------------------------------------------------------------
Net Increase                          81,877    $  1,095,995          80,458    $  1,038,013
============================================================================================



--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  23

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year:

Class A Shares                               1998       1997       1996       1995        1994
===============================================================================================
Net Asset Value, Beginning of Year          $12.92     $12.88     $12.62     $12.55      $13.16
-----------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income (1)                   0.70       0.70       0.70       0.70        0.70
  Net realized and unrealized gain (loss)     0.59       0.02       0.26       0.07       (0.46)
-----------------------------------------------------------------------------------------------
Total Income From Operations                  1.29       0.72       0.96       0.77        0.24
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.71)     (0.68)     (0.70)     (0.70)      (0.70)
  Net realized gains                         (0.06)        --         --         --       (0.15)
-----------------------------------------------------------------------------------------------
Total Distributions                          (0.77)     (0.68)     (0.70)     (0.70)      (0.85)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $13.44     $12.92     $12.88     $12.62      $12.55
-----------------------------------------------------------------------------------------------
Total Return                                 10.20%      5.74%      7.77%      6.37%       1.66%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $  158     $  148     $  154     $  107      $  120
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (1)                                0.75%      0.76%      0.84%      0.88%*      0.83%
  Net investment income                       5.22       5.44       5.41       5.61        5.17
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         55%        36%        22%        32%         32%
===============================================================================================

(1) The investment adviser waived all or part of its fees in the year ended March 31, 1994. If such fees were not waived, the per share decrease to net investment income would have been $0.01 and the expense ratio would have been 0.88%.

* Expense ratios exclude interest expense. Expense ratio including interest expense would have been 0.89% for the year ended March 31, 1995.



--------------------------------------------------------------------------------
24                                            1998 Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year:

Class B Shares                                1998        1997        1996        1995        1994
====================================================================================================
Net Asset Value, Beginning of Year          $ 12.92     $ 12.88     $ 12.62     $ 12.55      $ 13.16
----------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income (1)                    0.63        0.64        0.63        0.63         0.64
  Net realized and unrealized gain (loss)      0.59        0.02        0.26        0.06        (0.47)
----------------------------------------------------------------------------------------------------
Total Income From Operations                   1.22        0.66        0.89        0.69         0.17
----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.64)      (0.62)      (0.63)      (0.62)       (0.63)
  Net realized gains                          (0.06)         --          --          --        (0.15)
----------------------------------------------------------------------------------------------------
Total Distributions                           (0.70)      (0.62)      (0.63)      (0.62)       (0.78)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $ 13.44     $ 12.92     $ 12.88     $ 12.62      $ 12.55
----------------------------------------------------------------------------------------------------
Total Return                                   9.66%       5.23%       7.20%       5.76%        1.15%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $65,773     $62,249     $63,272     $55,334      $48,375
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (1)                                 1.27%       1.28%    $  1.36%       1.39%*       1.36%
  Net investment income                        4.70        4.92        4.90        5.09         4.64
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          55%         36%         22%         32%          32%
====================================================================================================

(1) The investment adviser waived all or part of its fees in the year ended March 31, 1994. If such fees were not waived, the per share decrease to net investment income would have been $0.01 and the expense ratio would have been 1.41%.

* Expense ratios exclude interest expense. Expense ratio including interest expense would have been 1.40% for the year ended March 31, 1995.



--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  25

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year:

Class C Shares                           1998       1997      1996     1995(1)
================================================================================
Net Asset Value, Beginning of Year    $12.92     $12.88     $12.62     $11.86
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income                 0.61       0.63       0.62       0.20
  Net realized and unrealized gain      0.59       0.02       0.27       0.74
--------------------------------------------------------------------------------
Total Income From Operations            1.20       0.65       0.89       0.94
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                (0.63)     (0.61)     (0.63)     (0.18)
  Net realized gains                   (0.06)        --         --         --
--------------------------------------------------------------------------------
Total Distributions                    (0.69)     (0.61)     (0.63)     (0.18)
--------------------------------------------------------------------------------
Net Asset Value, End of Year          $13.43     $12.92     $12.88     $12.62
--------------------------------------------------------------------------------
Total Return                            9.50%      5.17%      7.17%      8.01%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)        $6,153     $4,861     $3,812       $248
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                              1.39%      1.32%      1.41%      1.44%+
  Net investment income                 4.58       4.88       4.82       5.05+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                   55%        36%        22%        32%
================================================================================

(1)  For the period from December 13, 1994 (inception date) to March 31, 1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 1998:

     -- 100% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes.

     -- The Taxpayer Relief Act of 1997 enacted differing rates of tax on various long-term capital gain transactions. As a result, the Fund designates:

          -- Total long-term capital gain distributions paid of $849,053 which are considered "20 percent rate gains".





--------------------------------------------------------------------------------
26                                            1998 Annual Report to Shareholders

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
Smith Barney New Jersey Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney New Jersey Municipals Fund Inc. as of March 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended March 31, 1995 were audited by other auditors whose report thereon, dated May 10, 1995, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian. As to securities sold or purchased but not yet delivered or received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney New Jersey Municipals Fund Inc. as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.



                                                       /s/ KPMG Peat Marwick LLP


New York, New York
May 15, 1998



--------------------------------------------------------------------------------
Smith Barney New Jersey Municipals Fund Inc.                                  27

================================================================================
Additional Shareholders Information (unaudited)
================================================================================

On March 9, 1998, a special meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

     1.   To elect Directors of the Fund; and

     2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

The results of the vote on Proposal 1 were as follows:

                                          Percentage                  Percentage
                         Shares Voted     of Shares   Shares Voted    of Shares
Name of Directors            For            Voted        Against        Voted
================================================================================
Herbert Barg             8,570,862.537     95.315%     421,270.662     4.685%
Alfred J. Bianchetti     8,576,951.237     95.383%     415,181.962     4.617%
Martin Brody             8,579,330.474     95.409%     412,802.725     4.591%
Dwight B. Crane          8,576,212.641     95.375%     415,920.558     4.625%
Burt N. Dorsett          8,584,680.578     95.469%     407,452.621     4.531%
Elliot S. Jaffe          8,579,330.474     95.409%     412,802.725     4.591%
Stephen E. Kaufman       8,584,680.508     95.469%     407,452.691     4.531%
Joseph J. McCann         8,584,680.578     95.469%     407,452.621     4.531%
Heath B. McLendon        8,576,212.641     95.375%     415,920.558     4.625%
Cornelius C. Rose, Jr.   8,584,680.578     95.469%     407,452.621     4.531%
================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The chart below demonstrates that all proposals were approved by shareholders.

================================================================================
Modification of the Fundamental Policy/Senior Securities               Approved
--------------------------------------------------------------------------------
Modification of the Fundamental Policy/Borrowing                       Approved
--------------------------------------------------------------------------------
Modification of the Fundamental Policy/Lending by the Fund             Approved
--------------------------------------------------------------------------------
Modification of the Fundamental Policy/Margin and the
  Short Sales of Securities                                            Approved
--------------------------------------------------------------------------------
Modification of the Fundamental Policy/Real Estate                     Approved
================================================================================

The information below reports the lowest percentage of shares voting for Proposal 2, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.


               Percentage                  Percentage               Percentage
 Shares Voted   of Shares   Shares Voted    of Shares     Shares     of Shares
      For         Voted        Against        Voted     Abstaining   Abstained
================================================================================
 7,925,697.787   88.864%     114,961.316     1.289%     878,292.096    9.847%
================================================================================

--------------------------------------------------------------------------------
28                                            1998 Annual Report to Shareholders

Smith Barney
New Jersey
Municipals
Fund Inc.

Directors                           Investment Adviser
                                    and Administrator
Herbert Barg
Alfred J. Bianchetti                Mutual Management Corp.
Martin Brody
Dwight B. Crane                     Distributor
Burt Dorsett
Elliot Jaffe                        Smith Barney Inc.
Stephen E. Kaufman
Joseph J. McCann                    Custodian
Heath B. McLendon, Chairman
Cornelius Rose                      PNC Bank, N.A.
James J. Crisona, Emeritus
                                    Shareholder
Officers                            Servicing Agent

Heath B. McLendon                   First Data Investor Services Group, Inc.
President and                       P.O. Box 9134
Chief Executive Officer             Boston, MA 02205-9134

Lewis E. Daidone                    This report is submitted for the general
Senior Vice President               information of the shareholders of
and Treasurer                       Smith Barney New Jersey Municipals Fund Inc.
                                    It is not authorized for distribution to
Lawrence T. McDermott               prospective investors unless accompanied or
Vice President                      preceded by a current Prospectus for the
and Investment Officer              Fund, which contains information concerning
                                    the Fund's investment policies and expenses
Thomas M. Reynolds                  as well as other pertinent information.
Controller
                                    Smith Barney
Christina T. Sydor                  New Jersey
Secretary                           Municipals Fund Inc.
                                    388 Greenwich Street
                                    New York, New York 10013

                                    www.smithbarney.com


                                    FD0370 5/98